Related Party Transactions_Compensation To Key Management(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	₩ 15,852	₩ 11,342	₩ 8,598
Post-employment benefits	691	425	271
Share-based payments	7,527	17,601	9,639
Total	24,070	29,368	18,508
Registered directors (executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	7,757	2,026	1,165
Post-employment benefits	418	87	63
Share-based payments	4,213	2,991	863
Total	12,388	5,104	2,091
Registered directors (non-executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	960	896	796
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	960	896	796
Non-registered directors
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	7,135	8,420	6,637
Post-employment benefits	273	338	208
Share-based payments	3,314	14,610	8,776
Total	₩ 10,722	₩ 23,368	₩ 15,621